Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.87353%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,043,311.18

Principal:
Principal Collections	$23,111,486.78
Prepayments in Full	$10,596,239.30
Liquidation Proceeds	$290,828.88
Recoveries	$51,414.98
Sub Total	$34,049,969.94
Collections	$36,093,281.12

Purchase Amounts:
Purchase Amounts Related to Principal	$66,591.78
Purchase Amounts Related to Interest	$430.69
Sub Total	$67,022.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,160,303.59

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,160,303.59
Servicing Fee	$589,438.75	$589,438.75	$0.00	$0.00	$35,570,864.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,570,864.84
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$35,570,864.84
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$35,570,864.84
Interest - Class A-3 Notes	$1,401,248.49	$1,401,248.49	$0.00	$0.00	$34,169,616.35
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$33,568,402.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,568,402.85
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$33,369,843.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,369,843.60
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$33,232,514.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,232,514.10
Regular Principal Payment	$30,776,905.92	$30,776,905.92	$0.00	$0.00	$2,455,608.18
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,455,608.18
Residual Released to Depositor	$0.00	$2,455,608.18	$0.00	$0.00	$0.00
Total		$36,160,303.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,776,905.92
Total					$30,776,905.92

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,776,905.92	$59.30	$1,401,248.49	$2.70	$32,178,154.41	$62.00
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$30,776,905.92	$19.49	$2,338,350.74	$1.48	$33,115,256.66	$20.97

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$375,334,417.05	0.7231320	$344,557,511.13	0.6638361
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$611,454,417.05	0.3872563	$580,677,511.13	0.3677641

Pool Information
Weighted Average APR	3.489%	3.503%
Weighted Average Remaining Term	36.21	35.46
Number of Receivables Outstanding	32,819	31,947
Pool Balance	$707,326,502.27	$672,723,537.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$648,906,423.72	$617,610,473.33
Pool Factor	0.4052743	0.3854480

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$55,113,063.74
Targeted Overcollateralization Amount	$92,046,025.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$92,046,025.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$537,818.46
(Recoveries)		60	$51,414.98
Net Loss for Current Collection Period			$486,403.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8252%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6301%
Second Prior Collection Period			0.3521%
Prior Collection Period			0.7960%
Current Collection Period			0.8459%
Four Month Average (Current and Prior Three Collection Periods)			0.6560%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,612	$9,215,415.46
(Cumulative Recoveries)			$1,076,623.55
Cumulative Net Loss for All Collection Periods			$8,138,791.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4663%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,716.76
Average Net Loss for Receivables that have experienced a Realized Loss			$5,048.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.42%	312	$9,558,102.19
61-90 Days Delinquent	0.24%	49	$1,624,343.82
91-120 Days Delinquent	0.06%	11	$387,172.71
Over 120 Days Delinquent	0.14%	27	$924,557.78
Total Delinquent Receivables	1.86%	399	$12,494,176.50

Repossession Inventory:
Repossessed in the Current Collection Period		20	$685,369.98
Total Repossessed Inventory		33	$1,116,527.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2461%
Prior Collection Period			0.2559%
Current Collection Period			0.2723%
Three Month Average			0.2581%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4364%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	24

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	107	$3,342,643.81
2 Months Extended	165	$5,455,343.08
3+ Months Extended	32	$927,536.23

Total Receivables Extended	304	$9,725,523.12
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer